Note 12 - Leases (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of quantitative information about right-of-use assets [text block]

Balance at January 1, 2019	263
Depreciation	(112)
Additions to right of use assets	248
Derecognition of right of use assets	(64)
Foreign currency movement	2
Balance at December 31, 2019	337
Depreciation	(99)
Foreign currency movement	(9)
Balance at December 31, 2020	229

Disclosure of quantitative information about lease liability [text block]

Balance at January 1, 2019	263
Additions to lease liability	195
Finance cost	17
Lease payments	(124)
Foreign currency movement	(2)
Balance at December 31, 2019	349
Finance cost	15
Lease payments	(118)
Foreign currency movement	(7)
Balance at December 31, 2020	239

Disclosure of profit or loss and cash flow amounts of leases [text block]
	2020	2019	2018

Finance cost on lease liabilities	15	17	–
Unrealised foreign exchange gain	(2)	4	–
Depreciation	99	112	–
	112	133	–
	2020	2019	2018

Total cash outflow for leases - principal	118	124	–
Total cash outflow for leases - finance cost	(15)	(17)	–

Disclosure of maturity analysis of operating lease payments [text block]
2020

Less than one year	61
One to two years	46
Two to three years	46
Three to four years	46
Four to five years	40
More than five years	–
239